Stock Based Compensation (Details) - Stock Option - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Outstanding, Beginning balance	200,714	241,964	241,964	213,994
Granted			23,900	52,150
Forfeited/expired			(65,150)	(24,180)
Outstanding, Ending balance			200,714	241,964
Outstanding, exercisable			196,972	217,490
Weighted average exercise price, Beginning balance	$ 57.40	$ 66.20	$ 66.20	$ 61.00
Weighted average exercise price, granted			26.59	92.60
Weighted average exercise price, canceled			79.56	30.60
Weighted average exercise price, Ending balance			57.40	66.20
Weighted average exercise price, exercisable			$ 58.20	$ 62.40
Weighted average remaining contractual life, beginning balance			6 years 2 months 23 days	7 years 5 months 1 day
Weighted average remaining contractual life, granted			5 years	10 years
Weighted average remaining contractual life, ending balance			5 years 9 months 29 days	6 years 2 months 23 days
Weighted average remaining contractual life, exercisable			5 years 10 months 6 days	6 years 4 months 28 days
Aggregate intrinsic value beginning			$ 1,342,280	$ 4,919,182
Aggregate intrinsic value granted			$ 0	0
Aggregate intrinsic value ending				1,342,280
Aggregate intrinsic value Exercisable				$ 3,131,855
Outstanding, Beginning balance	217,490	241,964	241,964
Granted	85,000	20,000
Forfeited/expired	(181,137)	(26,000)
Outstanding, Ending balance	121,353	235,964	217,490	241,964
Outstanding, exercisable	106,457	227,868
Weighted average exercise price, Beginning balance	$ 57.40	$ 66.20	$ 66.20
Weighted average exercise price, granted	3.46	29.40
Weighted average exercise price, Ending balance	$ 18.26	$ 67.20	$ 57.40	$ 66.20
Weighted average remaining contractual life, beginning balance	5 years 9 months 29 days	6 years 2 months 23 days
Weighted average remaining contractual life, granted	9 years 2 months 19 days	1 year
Weighted average remaining contractual life, ending balance	7 years 4 months 24 days	5 years 5 months 8 days
Weighted average remaining contractual life, exercisable	7 years 7 months 6 days	5 years 6 months
Aggregate intrinsic value beginning	$ 0	$ 1,342,280
Aggregate intrinsic value granted	0	0
Aggregate intrinsic value ending	0	0
Aggregate intrinsic value Exercisable	$ 0	$ 0
Weighted average exercise price, exercised	$ 0	$ 0
Weighted average exercise price, forfeited	58.51	86.80
Weighted average exercise price, exercisable	$ 20.28	$ 58.40
Aggregate intrinsic value forfeited	$ 0	$ 0
Aggregate intrinsic value exercised	$ 0	$ 0